CAPITAL STOCK (Details Narrative) - USD ($)						9 Months Ended	12 Months Ended
	Sep. 29, 2023	Aug. 26, 2023	Aug. 19, 2022	Jul. 18, 2022	Jul. 06, 2022	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
IfrsStatementLineItems [Line Items]
Maximum aggregate offering price						$ 50,000,000
Issuance and sales, shares						1,150,000
Gross proceeds from stock						$ 26,500,000
Resale of ordinary shares			$ 30,000,000
Sale of shares			94,508
Number of Prefunded share warrant purchase	1,187,895
Prefunded warrant purchase price	$ 1.899
Gross proceeds from warrant	$ 6,000,000
Exercise price	$ 0.001
Cash fund, description						The Sales Agreement permits the Company to sell in an ATM program up to $50 million of ordinary shares from time to time, the amount of which is included in the $200 million of securities that may be offered, issued and sold by the Company under the base prospectus. The sales under the prospectus will be deemed to be made pursuant to an ATM program as defined in Rule 415(a)(4) promulgated under the Securities Act. Upon termination of the Sales Agreement, any portion of the $50 million included in the Sales Agreement prospectus that is not sold pursuant to the Sales Agreement will be available for sale in other offerings pursuant to the base prospectus.
Number of stock sold								90,888
Gross proceeds from stock sold								$ 2,600,000
Net proceeds from stock sold								$ 2,500,000
Number of shares exchanged				1,070,000
Minority interest, percentage				21.68%
Number of ordinary share issued					94,508
Description reporting period						(i) 1,970,000 shares of the Company’s ordinary shares at a purchase price of $1.90 per share and (ii) Pre-Funded Warrants to purchase up to 1,187,895 ordinary shares, at a purchase price of $1.899 per Pre-Funded Warrant. Each Pre-Funded Warrant is exercisable for one ordinary share at an exercise price of $0.001 per share, is immediately exercisable, and will expire when exercised in full.
Warrants to purchase ordinary shares		157,895
Exercise per price		$ 2.375
Net proceeds to offerings	$ 5,300,000
Total cash fee equal percentage		6.00%
Gross proceeds received in Offerings		$ 360,000
Offerings management fee equal percentage		1.00%
Gross proceeds raised in offerings		$ 60,000.00
Non-accountable expenses		75,000
Clearing fees		$ 15,950
Percentage of ordinary shares and pre-funded warrants sold		5.00%
Series A Warrants [Member]
IfrsStatementLineItems [Line Items]
Warrants to purchase ordinary shares	3,157,895
Exercise per price	$ 1.90
Immediately exercisable and expire	18 months
Warrant issued						$ 2,968,000
Warrant exercise price						$ 0.94
Series B Warrants [Member]
IfrsStatementLineItems [Line Items]
Warrants to purchase ordinary shares	3,157,895
Exercise per price	$ 2.26
Series C Warrants [Member]
IfrsStatementLineItems [Line Items]
Warrants to purchase ordinary shares	3,157,895
Exercise per price	$ 2.26
Private Warrant Shares [Member]
IfrsStatementLineItems [Line Items]
Warrants to purchase ordinary shares	9,473,685
H C Wainwright [Member]
IfrsStatementLineItems [Line Items]
Shares issued	1,970,000
Purchase price	$ 1.90
Tarus Therapeutics Inc [Member]
IfrsStatementLineItems [Line Items]
Number of shares sold						2,425,999
A T M [Member]
IfrsStatementLineItems [Line Items]
Number of shares sold						186,604	166,145
Net proceeds from sale						$ 700,000	$ 900,000
Lincoln [Member]
IfrsStatementLineItems [Line Items]
Number of shares sold							480,000
Net proceeds from sale							$ 2,000,000